Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

15.Intangible assets

		Patented
	Software	technology	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	7,679	230	2,030	9,939
Accumulated amortization and impairment	(2,197)	(230)	(2,030)	(4,457)
Net book value	5,482	—	—	5,482
Year ended December 31, 2020
Opening net book value	5,482	—	—	5,482
Additions	8,253	—	—	8,253
Amortization	(1,452)	—	—	(1,452)
Exchange differences	(18)	—	—	(18)
Closing net book value	12,265	—	—	12,265
As of December 31, 2020
Cost	15,798	230	2,030	18,058
Accumulated amortization and impairment	(3,533)	(230)	(2,030)	(5,793)
Net book value	12,265	—	—	12,265
Year ended December 31, 2021
Opening net book value	12,265	—	—	12,265
Additions	10,849	—	—	10,849
Amortization	(2,399)	—	—	(2,399)
Exchange differences	(20)	—	—	(20)
Closing net book value	20,695	—	—	20,695
As of December 31, 2021
Cost	26,582	230	2,030	28,842
Accumulated amortization and impairment	(5,887)	(230)	(2,030)	(8,147)
Net book value	20,695	—	—	20,695
Year ended December 31, 2022
Opening net book value	20,695	—	—	20,695
Additions	16,098	—	—	16,098
Disposals	(329)	—	—	(329)
Amortization	(4,606)	—	—	(4,606)
Exchange differences	210	—	—	210
Closing net book value	32,068	—	—	32,068
As of December 31, 2022
Cost	42,717	—	—	42,717
Accumulated amortization and impairment	(10,649)	—	—	(10,649)
Net book value	32,068	—	—	32,068